Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

NOTE 7 – Subsequent Events

The Company has evaluated subsequent events through May 13, 2022, the date on which the accompanying condensed consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since March 31, 2022, that require recognition or disclosure in the consolidated financial statements except as follows:

From April 1, 2022, to May 13, 2022, the Board authorized the issuance of 184,174 common shares in exchange for consulting services rendered to the Company.

On April 15, 2022 the Company entered into an agreement with a consultant that granted 15,000 shares in exchange for services rendered to the Company.

On May 3, 2022, the Company made the decision to divest of its investment in Fvndit, Inc. and has begun the process to complete that transaction.  It is expected to complete the divestiture in the second quarter of 2022.

NOTE 10 – Subsequent Events

The Company has evaluated subsequent events through March 24, 2022, the date on which the accompanying consolidated financial statements were available to be issued, and concluded that, no material subsequent events have occurred since December 31, 2021, that require recognition or disclosure in the consolidated financial statements except as follows:

From January 1, 2022, to March 2, 2022, the Board authorized the issuance of 484,214 common shares in exchange for consulting services rendered to the Company.

On February 1, 2022, the Company issued 250,000 shares of common stock at $0.55 per share for $137,500 cash proceeds.

On March 1, 2022, a resolution was approved by the Board of Directors to dissolve Vemanti Digital Ltd., a company incorporated on June 9, 2021, by Vemanti Group, Inc.

On March 15, 2022, the Company entered into an Equity Commitment Agreement (“the Agreement”) for $200,000 whereby it will issue 381,530 shares of common stock and a warrant allowing the investor to purchase up to $2,000,000 in common stock under the terms described in the Agreement up until its expiration on April 15, 2024.